ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounts receivable
Accounts receivable	¥ 72,851	¥ 20,945
Allowance for uncollectible Accounts receivable	0	0	¥ 0
Accounts receivable, net	72,851	20,945
Contract assets
Contract assets	1,087,440	2,492,753
Allowance for Uncollectible Contract assets	(188,032)	(272,036)	(320,676)
Contract assets, net	899,408	2,220,717
Movement of allowance for uncollectible contract assets
Opening balance	272,036	320,676	314,966
Reclassification	474		22,742
Current year net provision	337,090	444,796	197,156
Write off in the current year	(421,568)	(493,436)	(214,188)
Ending balance	188,032	272,036	320,676
Accounts receivable and contract assets
Accounts receivable and contract assets		7,986
Allowance for uncollectible accounts receivable and contract assets		(5,763)
Accounts receivable and contract Assets, net	0	2,223
Opening balance	5,763	22,868	95,607
Reclassifications	(474)		(22,742)
Current year net (reversal) provision	1,613	1,973	(10,809)
Write off in the current year	(6,902)	(19,078)	(39,188)
Ending balance		5,763	22,868
Amount of contract assets originated in current fiscal year	1,160,291	2,513,698
2025
Accounts receivable and contract assets
Amount of contract assets originated in current fiscal year	714,048
2024
Accounts receivable and contract assets
Amount of contract assets originated in current fiscal year	421,142	2,260,593
2023
Accounts receivable and contract assets
Amount of contract assets originated in current fiscal year	25,101	197,328
2022
Accounts receivable and contract assets
Amount of contract assets originated in current fiscal year		55,777
Loan facilitation service
Contract assets
Contract assets	637,587	1,225,550
Allowance for Uncollectible Contract assets	(132,154)	(208,720)	(276,307)
Contract assets, net	505,433	1,016,830
Movement of allowance for uncollectible contract assets
Opening balance	208,720	276,307	288,365
Reclassification	262		19,619
Current year net provision	182,957	295,839	123,001
Write off in the current year	(259,785)	(363,426)	(154,678)
Ending balance	132,154	208,720	276,307
Accounts receivable and contract assets
Accounts receivable and contract assets		4,949
Allowance for uncollectible accounts receivable and contract assets		(3,942)
Accounts receivable and contract Assets, net		1,007
Opening balance	3,942	18,542	88,348
Reclassifications	(262)		(19,619)
Current year net (reversal) provision	324	(1,968)	(22,554)
Write off in the current year	(4,004)	(12,632)	(27,633)
Ending balance		3,942	18,542
Amount of contract assets originated in current fiscal year	637,587	1,225,550
Loan facilitation service | 2025
Accounts receivable and contract assets
Amount of contract assets originated in current fiscal year	439,787
Loan facilitation service | 2024
Accounts receivable and contract assets
Amount of contract assets originated in current fiscal year	183,006	1,009,370
Loan facilitation service | 2023
Accounts receivable and contract assets
Amount of contract assets originated in current fiscal year	14,794	180,515
Loan facilitation service | 2022
Accounts receivable and contract assets
Amount of contract assets originated in current fiscal year		35,665
Post facilitation service
Contract assets
Contract assets	114,425	210,664
Allowance for Uncollectible Contract assets	(55,878)	(63,316)	(44,369)
Contract assets, net	58,547	147,348
Movement of allowance for uncollectible contract assets
Opening balance	63,316	44,369	26,601
Reclassification	212		3,123
Current year net provision	136,041	148,957	74,155
Write off in the current year	(143,691)	(130,010)	(59,510)
Ending balance	55,878	63,316	44,369
Accounts receivable and contract assets
Accounts receivable and contract assets		2,979
Allowance for uncollectible accounts receivable and contract assets		(1,821)
Accounts receivable and contract Assets, net		1,158
Opening balance	1,821	4,326	7,259
Reclassifications	(212)		(3,123)
Current year net (reversal) provision	1,289	3,941	11,745
Write off in the current year	(2,898)	(6,446)	(11,555)
Ending balance		1,821	¥ 4,326
Amount of contract assets originated in current fiscal year	114,425	210,664
Post facilitation service | 2025
Accounts receivable and contract assets
Amount of contract assets originated in current fiscal year	45,308
Post facilitation service | 2024
Accounts receivable and contract assets
Amount of contract assets originated in current fiscal year	58,834	176,794
Post facilitation service | 2023
Accounts receivable and contract assets
Amount of contract assets originated in current fiscal year	10,283	14,366
Post facilitation service | 2022
Accounts receivable and contract assets
Amount of contract assets originated in current fiscal year		19,504
Referral services fees
Accounts receivable
Accounts receivable	72,851	20,945
Accounts receivable, net	72,851	20,945
Contract assets
Contract assets	335,428	1,056,539
Contract assets, net	335,428	1,056,539
Movement of allowance for uncollectible contract assets
Current year net provision	18,092
Write off in the current year	(18,092)
Accounts receivable and contract assets
Accounts receivable and contract assets		58
Accounts receivable and contract Assets, net		58
Amount of contract assets originated in current fiscal year	408,279	1,077,484
Referral services fees | 2025
Accounts receivable and contract assets
Amount of contract assets originated in current fiscal year	228,953
Referral services fees | 2024
Accounts receivable and contract assets
Amount of contract assets originated in current fiscal year	179,302	1,074,429
Referral services fees | 2023
Accounts receivable and contract assets
Amount of contract assets originated in current fiscal year	¥ 24	2,447
Referral services fees | 2022
Accounts receivable and contract assets
Amount of contract assets originated in current fiscal year		¥ 608